RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	$ (25,676,778)	$ (29,261,568)
Estimated share of loss	(417,413)	(437,128)
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	23,818,955	27,468,772
Impairment loss in investment in operating limited partnerships	(2,592,909)	(3,397,130)
Historic tax credits	5,325,806	5,325,806
Other	(457,661)	301,248
Investments in operating limited partnerships - as reported	0	0
Series 15 [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(5,498,998)	(5,701,029)
Estimated share of loss	(45,842)	(48,582)
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	5,101,987	5,078,894
Impairment loss in investment in operating limited partnerships	(189,424)	(189,424)
Historic tax credits	0	0
Other	632,277	860,141
Investments in operating limited partnerships - as reported	0	0
Series 16 [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(8,845,040)	(11,373,043)
Estimated share of loss	0	0
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	6,031,371	9,143,256
Impairment loss in investment in operating limited partnerships	(806,916)	(1,326,748)
Historic tax credits	1,844,836	1,844,836
Other	1,775,749	1,711,699
Investments in operating limited partnerships - as reported	0	0
Series 17 [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(2,502,075)	(3,872,136)
Estimated share of loss	(115,146)	(132,121)
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,247,701	4,426,234
Impairment loss in investment in operating limited partnerships	(322,505)	(606,894)
Historic tax credits	1,100,310	1,100,310
Other	(1,408,285)	(915,393)
Investments in operating limited partnerships - as reported	0	0
Series 18 [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(6,141,705)	(5,826,248)
Estimated share of loss	(237,589)	(237,589)
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	6,037,627	5,555,949
Impairment loss in investment in operating limited partnerships	(963,351)	(963,351)
Historic tax credits	2,062,333	2,062,333
Other	(757,315)	(591,094)
Investments in operating limited partnerships - as reported	0	0
Series 19 [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(2,688,960)	(2,489,112)
Estimated share of loss	(18,836)	(18,836)
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,400,269	3,264,439
Impairment loss in investment in operating limited partnerships	(310,713)	(310,713)
Historic tax credits	318,327	318,327
Other	(700,087)	(764,105)
Investments in operating limited partnerships - as reported	$ 0	$ 0